Subsequent events	12 Months Ended
Mar. 31, 2013
Subsequent events

26. Subsequent events:

Dividends for the fiscal year ended March 31, 2013

Subsequent to March 31, 2013, the Company’s Board of Directors declared a cash dividend of ¥5,387 million payable on June 5, 2013 to stockholders as of March 31, 2013.

A Share Exchange Agreement to Make Nidec Seimitsu Corporation a Wholly Owned Subsidiary of Nidec Corporation

On April 23, 2013, NIDEC decided, at a meeting of the board of directors, to enter into a share exchange transaction (the “Share Exchange”) with Nidec Seimitsu Corporation (“NSTJ”) to make NSTJ a wholly owned subsidiary, and entered into a share exchange agreement with NSTJ on the same day.

1)	Reason for the share exchange

The Company and NSTJ have determined that, in order for NSTJ to further grow its business and improve its profitability, it is imperative that management decisions be made promptly and flexibly, resources be fully shared with the Company, investments by both the Company and NSTJ produce better results, and an operational structure be established where NSTJ is fully integrated with the Company to achieve better performance.

2)	Share exchange procedure and effective date

The Share Exchange will become effective on September 1, 2013, per approval of NSTJ’s shareholders at the ordinary general meeting held on June 15, 2013. The Company uses a simplified share exchange procedure in accordance with Article 796, Paragraph 3, of the Company Act, without obtaining the approval of its shareholders for the Share Exchange.

3)	Ratio applied to the allocation of shares

For each share of NSTJ common stock, 0.017 shares of the Company’s common stock will be allocated.

In the event of a significant change to the factors and assumptions used for calculating the ratio, the above share exchange ratio may be modified upon the agreement of the Company and NSTJ.

4)	Number of shares of the Company allocated in the share exchange

The Company expects to allocate 2,075 shares of its common stock in the Share Exchange. The Company intends to use shares of its common stock held in treasury, and does not intend to issue any new shares, for the Share Exchange.

A Share Exchange Agreement to Make Nidec Copal Corporation a Wholly Owned Subsidiary of Nidec Corporation

On April 23, 2013, NIDEC decided, at a meeting of the board of directors, to enter into a share exchange transaction (the “Share Exchange”) with Nidec Copal Corporation (“NCPL”) to make NCPL a wholly owned subsidiary, and entered into a share exchange agreement with NCPL on the same day.

1)	Reason for the share exchange

The Company and NCPL have determined that, in order for NCPL to further grow its business and improve its profitability, it is imperative that management decisions be made promptly and flexibly, resources be fully shared with the Company, investments by both the Company and NCPL produce better results, and an operational structure be established where NCPL is fully integrated with the Company to achieve better performance.

2)	Share exchange procedure and effective date

The Share Exchange will become effective on October 1, 2013, per approval of NCPL’s shareholders at the ordinary general meeting held on June 19, 2013. The Company uses a simplified share exchange procedure in accordance with Article 796, Paragraph 3, of the Company Act, without obtaining the approval of its shareholders for the Share Exchange.

3)	Ratio applied to the allocation of shares

For each share of NCPL common stock, 0.122 shares of the Company’s common stock will be allocated.

In the event of a significant change to the factors and assumptions used for calculating the ratio, the above share exchange ratio may be modified upon the agreement of the Company and NCPL.

4)	Number of shares of the Company allocated in the share exchange

The Company expects to allocate 2,575,845 shares of its common stock in the Share Exchange. The Company intends to use shares of its common stock held in treasury, and does not intend to issue any new shares, for the Share Exchange.

A Share Exchange Agreement to Make Nidec Tosok Corporation a Wholly Owned Subsidiary of Nidec Corporation

On April 23, 2013, NIDEC decided, at a meeting of the board of directors, to enter into a share exchange transaction (the “Share Exchange”) with Nidec Tosok Corporation (“NTSC”) to make NTSC a wholly owned subsidiary, and entered into a share exchange agreement with NTSC on the same day.

1)	Reason for the share exchange

The Company and NTSC have determined that, in order for NTSC to further grow its business and improve its profitability, it is imperative that management decisions be made promptly and flexibly, resources be fully shared with the Company, investments by both the Company and NTSC produce better results, and an operational structure be established where NTSC is fully integrated with the Company to achieve better performance.

2)	Share exchange procedure and effective date

The Share Exchange will become effective on October 1, 2013, per approval of NTSC’s shareholders at the ordinary general meeting held on June 20, 2013. The Company uses a simplified share exchange procedure in accordance with Article 796, Paragraph 3, of the Company Act, without obtaining the approval of its shareholders for the Share Exchange.

3)	Ratio applied to the allocation of shares

For each share of NTSC common stock, 0.124 shares of the Company’s common stock will be allocated.

In the event of a significant change to the factors and assumptions used for calculating the ratio, the above share exchange ratio may be modified upon the agreement of the Company and NTSC.

4)	Number of shares of the Company allocated in the share exchange

The Company expects to allocate 1,312,016 shares of its common stock in the Share Exchange. The Company intends to use shares of its common stock held in treasury, and does not intend to issue any new shares, for the Share Exchange.